As filed with the Securities and Exchange Commission on June 27, 2007

1933 Act File No. 333-130790

1940 Act File No. 811-21840

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 1

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY OF 1940

☒ Amendment No. 4

DIVIDEND CAPITAL STRATEGIC GLOBAL REALTY FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

518 Seventeenth Street, Suite 1200

Denver, Colorado 80202

(Address of Principal Executive Offices)

(303)-228-2200

(Registrant’s Telephone Number, including Area Code)

Jeffrey W. Taylor

518 Seventeenth Street, Suite 1200

Denver, Colorado 80202

(Name and Address of Agent for Service)

Copies of Communications to:

Douglas P. Dick, Esq. Dechert LLP 4675 MacArthur Court Suite 1400 Newport Beach, CA 92660 (949) 442-6060	Joseph A. Hall, Esq. Davis Polk & Wardwell 450 Lexington Avenue New York, NY 10017 (212) 450-4000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-130790.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Offering Price(2)	Amount of Registration Fee(3)
Common Shares, $0.001 par value	560,000 shares	$20.00	$11,200,000	$343.84

(1)	Includes shares that may be offered to the underwriters pursuant to an option to cover over-allotments.
(2)	Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(3)	A registration fee of $4,973.40 was previously paid in connection with Pre-Effective Amendment Nos. 1, 2 and 3 filed on March 15, 2007, May 25, 2007 and June 26, 2007, respectively.
Explanatory	Note

This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, $0.001 par value per share, of Dividend Capital Strategic Global Realty Fund, a statutory trust organized under the laws of the State of Delaware, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-130790 and 811-21840 are incorporated in this registration statement by reference.

Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

PART C — OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.	Financial Statements

Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

2.	Exhibits

(a)

(1)	Certificate of Trust — Incorporated by reference to Registrant’s Initial Registration Statement on Form N-2, file no. 333-130790, filed December 30, 2005.

(2)	Amended Certificate of Trust — Incorporated by reference to Registrant’s Registration Statement on Form N-2, file nos. 333-130790 and 811-21840, filed March 15, 2007.

(3)	Agreement and Declaration of Trust — Incorporated by reference to Registrant’s Initial Registration Statement on Form N-2, file no. 333-130790, filed December 30, 2005.

(4)	Amended and Restated Agreement and Declaration of Trust — Incorporated by reference to Registrant’s Registration Statement on Form N-2, file nos. 333-130790 and 811-21840, filed March 15, 2007.

(b)

(1)	Bylaws — Incorporated by reference to Registrant’s Initial Registration Statement on Form N-2, file no. 333-130790, filed December 30, 2005.

(2)	Amended and Restated Bylaws — Incorporated by reference to Registrant’s Registration Statement on Form N-2, file nos. 333-130790 and 811-21840, filed March 15, 2007.

(c) Not applicable.

(d) Specimen Certificate — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(e) Dividend Reinvestment Plan of Registrant — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(f) Not applicable.

(g) Investment Advisory Agreement — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(h)

(1)	Form of Underwriting Agreement — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(2)	Form of Master Agreement among Underwriters — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(3)	Form of Master Selected Dealer Agreement — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(4)	Form of Structuring Fee Agreement between Dividend Capital Investments, LLC and Wachovia Capital Markets, LLC — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(5)	Form of Structuring Fee Agreement between Dividend Capital Investments, LLC and Morgan Keegan & Company, Inc. — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(6)	Form of Indemnification Agreement between Dividend Capital Investments, LLC and Morgan Keegan & Company, Inc. — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(7)	Amended and Restated Marketing Agreement between Dividend Capital Securities, LLC and Dividend Capital Investments, LLC — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(i) Not applicable.

(j) Custodian Agreement — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(k)

(1)	Administration Agreement — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(2)	Sub-Administration Agreement — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(3)	Transfer Agency Agreement — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(l) Opinion and Consent of Counsel — Filed herewith.

(m) Not applicable.

(n) Consent of Independent Registered Public Accounting Firm — Filed herewith.

(o) Not Applicable.

(p) Initial Purchase Agreement — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

(q) Not Applicable.

(r)

(1)	Code of Ethics of Registrant and Dividend Capital Investments, LLC — Filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007.

*	Power of Attorney — Filed with Registrant’s Pre-Effective Amendment No. 2 filed on May 25, 2007.

Item 26. Marketing Arrangements

See Form of Underwriting Agreement filed as Exhibit (h)(1) previously filed with Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007 Registration Statement File No. 333-130790.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the approximate expenses to be incurred in connection with the offering (including the expenses per shares registered in Registrant’s Pre-Effective Amendment No. 3 filed on June 26, 2007):

Securities and Exchange Commission Fees	$4,912	*
New York Stock Exchange Listing Fees	$20,000	*
NASD, Inc. Fees	$16,550
Printing (other than Certificates)	$393,000	*
Engraving and Printing Certificates	$2,100	*
Legal Fees	$400,000	*
Accounting Expenses	$27,500
Miscellaneous Expenses	$135,000	*
Total	$999,062	*

* Estimated.

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

Title of Class	Number of record holders
Common shares of beneficial interest, par value $0.001 per share	None

Item 30. Indemnification

Article IV of the Registrant’s Declaration of Trust filed previously as Exhibit (a)(4) provides that the Registrant shall indemnify its present and past trustees and officers to the maximum extent permitted by applicable law (including the laws of the State of Delaware and the 1940 Act), including advancing of expenses incurred in connection therewith. Indemnification shall not be provided to any trustee or officer against any liability to any person or any expense of such trustee or officer arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (collectively, “disabling conduct”). In addition, Article IV provides that the Registrant has the power and authority to indemnify employees, agents and other persons providing services to the Registrant or serving in any capacity at the request of the Registrant to the full extent corporations organized under the Delaware General Corporation Law may indemnify such persons, provided that such indemnification has been approved by a majority of the trustees.

The Form of Underwriting Agreement previously filed as Exhibit (h)(1) contains provisions limiting the liability and providing for indemnification of each underwriter and its directors, officers, employees and affiliates under certain conditions.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue, if any. The Registrant will also maintain trustees and officers insurance.

The Transfer Agency Agreement previously filed as Exhibit (k)(2) contains provisions for the indemnification of the Registrant’s transfer agent.

Item 31. Business and Other Connections of Investment Adviser

The descriptions of the investment adviser under the captions “Management of the Fund” in the Prospectus and Statement of Additional Information of the Registration Statement are incorporated by reference herein. Information as to the directors and officers of Registrant’s investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Registrant’s investment adviser in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File No. 801-62453) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant will be maintained at the office of its investment adviser, Dividend Capital Investments LLC, 518 Seventeenth Street, Suite 1200, Denver, CO 80202.

Item 33. Management Services

None.

Item 34. Undertakings

1.	The Registrant undertakes to suspend the Offer until the prospectus is amended if:

(1)	Subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement; or

(2)	The net asset value increases to an amount greater than the net proceeds as stated in the prospectus included in this registration statement.

2.	Not Applicable.

3.	Not Applicable.

4.	Not Applicable.

5.	The Registrant hereby undertakes that:

(1)	For the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act (17 CFR 230.497(h)) shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

(2)	For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver and in the State of Colorado this 27th day of June, 2007.

DIVIDEND CAPITAL STRATEGIC GLOBAL REALTY FUND

By:	/s/ Thomas I. Florence
Thomas I. Florence
President & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of June, 2007:

By:	/s/ Thomas I. Florence
Thomas I. Florence
President & Trustee

By:	/s/ Jeffrey W. Taylor
Jeffrey W. Taylor
Vice President, Treasurer and Principal Financial Officer

	Title	Date

Jonathan F. Zeschin*	Trustee	June 27, 2007

John Mezger*	Trustee	June 27, 2007

Thomas H. Mack*	Trustee	June 27, 2007

J. Gibson Watson, III*	Trustee	June 27, 2007

Thomas I. Florence*	President & Trustee	June 27, 2007

*By:	/s/ Derek Mullins
Derek Mullins
Attorney-in-fact, by power of attorney filed with Registrant’s Pre-Effective Amendment No. 2 filed on May 25, 2007.

Exhibit List

Exhibit Number		Name of Exhibit

(l	)	Opinion and Consent of Counsel

(n	)	Consent of Independent Registered Public Accounting Firm